Notional Amounts of Derivative Instruments and Fair Values of Derivative Instruments in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives designated as hedging instruments and other | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	¥ 264,434	¥ 234,523
Derivatives designated as hedging instruments and other | Interest rate swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	1,451	1,253
Derivatives designated as hedging instruments and other | Interest rate swap agreements | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	4,654	4,624
Derivatives designated as hedging instruments and other | Futures, Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	191,980	90,813
Derivatives designated as hedging instruments and other | Futures, Foreign exchange contracts | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	4,624	4,985
Derivatives designated as hedging instruments and other | Futures, Foreign exchange contracts | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	838	325
Derivatives designated as hedging instruments and other | Foreign currency swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	83,000	87,480
Derivatives designated as hedging instruments and other | Foreign currency swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	8,263	5,432
Derivatives designated as hedging instruments and other | Foreign currency swap agreements | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	2,890	5,540
Derivatives designated as hedging instruments and other | Foreign Exchange Long Term Debt
Derivatives, Fair Value [Line Items]
Notional amount	161,379	152,508
Asset derivatives Fair value	0	0
Liability derivatives Fair value	0	0
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	1,294	1,329
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	8	24
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	0	0
Trading derivatives or derivatives not designated as hedging instruments | Futures, Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	41,363	188,446
Trading derivatives or derivatives not designated as hedging instruments | Futures, Foreign exchange contracts | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	61	512
Trading derivatives or derivatives not designated as hedging instruments | Futures, Foreign exchange contracts | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	192	702
Trading derivatives or derivatives not designated as hedging instruments | Options Held (Written), Caps Held and Other
Derivatives, Fair Value [Line Items]
Notional amount		157,134
Trading derivatives or derivatives not designated as hedging instruments | Options Held (Written), Caps Held and Other | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value		4,430
Trading derivatives or derivatives not designated as hedging instruments | Options Held (Written), Caps Held and Other | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value		5,924
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held
Derivatives, Fair Value [Line Items]
Notional amount		9,913
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value		23
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value		97
Trading derivatives or derivatives not designated as hedging instruments | Options held/written and other
Derivatives, Fair Value [Line Items]
Notional amount	217,999
Trading derivatives or derivatives not designated as hedging instruments | Options held/written and other | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	3,530
Trading derivatives or derivatives not designated as hedging instruments | Options held/written and other | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	5,654
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written
Derivatives, Fair Value [Line Items]
Notional amount	20,161
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	100
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	¥ 370